S000043215 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	6.96%	12.05%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.46%	5.77%	11.28%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.52%)	4.21%	9.99%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.23%	4.45%	9.17%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	5.89%	10.93%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.12%	6.89%	12.01%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	6.98%	12.07%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.